COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2015
Commitments Tables
Aggregate minimum annual and total payments due under these operating leases
As of September 30,	2015	2014	2013
Car Lease	$28,900	4,534	10,288
TOTAL	$28,900	4,534	10,288